COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Leases

The Company has an operating lease for an office lease in Naples, Florida with an initial term of 24 months. Base monthly rent was approximately $2,100 per month plus net operating expenses and expired in April 2022. The Company currently leases their space in Naples, FL month-to-month for $2,300 per month.

The Company also has a three-year lease agreement for 5,000 sq feet of office space at 100 Technology Way, Jeffersonville, IN 47130 for a monthly base rent of around $2,300 beginning May 1, 2022, with an option to renew. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. As of December 31, 2022, the Company recorded right of use liabilities of $110,138 and right of use asset of $108,863, respectively.

Legal Proceedings

From time to time, the Company may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect the Company’s financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect the Company due to legal costs and expenses, diversion of management attention and other factors. The Company expenses legal costs in the period incurred. The Company cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against the Company    in the future, and these matters could relate to prior, current or future transactions or events. As of December 31, 2022 and December 31, 2021, there were no pending or threatened litigation against the Company.